PARTNERS' CAPITAL - Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Apr. 23, 2015	Feb. 13, 2015	Mar. 31, 2015	Mar. 31, 2014
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)		$ 0.56	$ 0.56	$ 0.48
General partner distribution amount		$ 702
General partner's IDRs		1,442
Total distributions		35,093	$ 35,093	$ 26,366
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)	$ 0.565
Common units
Distribution Made to Limited Partner [Line Items]
Limited partner distribution amount		19,279
Subordinated Units
Distribution Made to Limited Partner [Line Items]
Limited partner distribution amount		$ 13,670